Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions

As of September 30, 2023 and December 31, 2022, $200,000 and $4,200,000, respectively, is due to Parent. This amount was advanced to the Company, is non-interest bearing and is due on demand. Included in this amount, are payroll and general and administrative expenses which have been paid by the Parent and allocated to the Company. The Parent has allocated these costs based upon the estimated efforts which benefit the Company. For the year ended December 31, 2022, the Parent allocated $1,690,377 to the Company, with $207,523 included in project development costs.

During 2023, the Company and Parent entered into an agreement whereas the Parent will perform certain services for the Company. For the nine months ended September 30, 2023, the Parent allocated $120,000 to the Company. For the three months ended September 30, 2023, the Parent allocated $60,000 to the Company.

On August 9, 2023, Parent and the Company entered into a Note Cancellation Agreement, effective as of July 1, 2023, pursuant to which Parent cancelled and forgave the remaining balance then due on that certain promissory note, dated December 19, 2021, made by the Company in favor of Parent in the original principal amount of $4,200,000. As such, $4,000,000 was recorded as additional paid in capital during 2023.

In addition, as of September 30, 2023, $1,876,298 is due from Parent for advances made by the Company. The Company intends to formalize the amount due into a promissory note.

7.	Related Party Transactions

As of December 31, 2022 and 2021, $4,200,000 is due to Parent. This amount was advanced to the Company, is non-interest bearing and is due on demand. Included in this amount, are payroll and general and administrative expenses which have been paid by the Parent and allocated to the Company. The Parent has allocated these costs based upon the estimated efforts which benefit the Company. For the year ended December 31, 2022, the Parent allocated $1,690,377 to the Company, with $207,523 included in project development costs. For the period February 17, 2021 (inception) through December 31, 2021, the Parent allocated $1,150,808 to the Company, with $670,061 included in project development costs.